FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
             or fiscal year ending:   12/31/2003 (b)


Is this a transition report?: (Y/N)   N
                                    -----


Is this an amendment to a previous filing? (Y/N)   N
                                                 -----

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A. Registrant Name: Prudential's Annuity Plan Account-2

     B. File Number: 811-1849

     C. Telephone Number: 973-802-6000

2.   A. Street: 213 Washington Street

     B. City: Newark     C. State: NJ      D. Zip Code:07102 Zip Ext: 2992
     E. Foreign Country:                   Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)  N
                                                              -----
4.   Is this the last filing on this form by Registrant?(Y/N)   N
                                                              -----
5.   Is Registrant a small business investment company (SBIC)?(Y/N)  N
                                                                   -----
6.   Is Registrant a unit investment trust(UIT)?(Y/N)  Y
                                                     -----
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N)_______ (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?________________________________

For period ending 12/31/2003 If filing more than one
File number 811-1849 Page 2, "X":
            --------             ---

     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                 Is this the
 Series                                                          last filing
 Number           Series Name                                  for this series?
 ------         -------------                                  ----------------
   1                                                                (Y/N)

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2003 If filing more than one
                  ----------
File number 811-1849 Page 47, "X":
            --------              ----

UNIT INVESTMENT TRUSTS

111.  A.  Depositor Name: Prudential Insurance Company of America
                         -------------------------------------------------------
      B.  File Number (If any):
                                ------------------------------------------------
      C.  City: Newark       State: NJ    Zip Code: 07102    Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

111.  A.  Depositor Name:
                         -------------------------------------------------------
      B.  File Number (If any):
                                ------------------------------------------------
      C.  City:              State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

112.  A.  Sponsor Name:
                         -------------------------------------------------------
      B.  File Number (If any):
                               -------------------------------------------------
      C.  City:              State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

112.  A.  Sponsor Name:
                         -------------------------------------------------------
      B.  File Number (If any):
                               -------------------------------------------------
      C.  City:              State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

For period ending 12/31/2003 If filing more than one
                  ----------
File number 811-1849 Page 48, "X":
            --------              ----

113. A. Trustee Name:
                     -----------------------------------------------------------
     B. City:                State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

113. A. Trustee Name:
                     -----------------------------------------------------------
     B. City:                State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

114. A.  Principal Underwriter Name:
                                     -------------------------------------------
     B.  File Number:
                     -----------------------------------------------------------
     C.  City:              State:       Zip Code:          Zip Ext:
              --------------      -------         ----------         -----------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    ------------------

114. A.  Principal Underwriter Name:
                                     -------------------------------------------
     B.  File Number:
                     -----------------------------------------------------------
     C.  City:              State:       Zip Code:          Zip Ext:
              --------------      -------         ----------         -----------
         Foreign Country:                 Foreign Postal Code:
                         -----------------                    ------------------

115. A. Independent Public Accountant Name:
                                           ------------------------------------
     B. City:                State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

115. A. Independent Public Accountant Name:
                                           ------------------------------------
     B. City:                State:       Zip Code:          Zip Ext:
               --------------      -------         ----------         ----------
          Foreign Country:                 Foreign Postal Code:
                          -----------------                    -----------------

For period ending 12/31/2003 If filing more than one
                  ----------
File number 811-1849 Page 49, "X":
            --------              ----

116. A. Is Registrant part of a family of investment companies?   (Y/N)________

     B. Identify the family in 10 letters: _____________________________________
        (NOTE: In filing this form, use this identification consistently for all investment companies in family.
               This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company? (Y/N)_________

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts?(Y/N):__________

     C. Scheduled premium variable life contracts:_________________

     D. Flexible premium variable life contracts:__________________

     E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N)_______________________

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 0
                                                             ---
119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period_________________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)__________________

121. State the number of series for which a current prospectus was in existence at the end of the period______________________

122. State the number of existing series for which additional units * were registered under the Securities Act of 1933 during the
      period   1
             ------

For period ending 12/31/2003 If filing more than one
                  ----------
File number 811-1849 Page 50, "X":
            --------              ----

123. State the total value of the additional units considered in answering item 122 ($000's omitted) ($9,043)
                            --------

124. State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)_________________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
      units of all series of Registrant ($000's omitted)   $
                                                          ---
126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.)($000's omitted)   $
                                                                        ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of    Total Assets    Total Income
                                   Series           ($000's     Distributions
                                   Investing        omitted)    ($000's omitted)
                                   ---------      ----------    ---------------

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers' or dealers' parent

F. All other corporate intermed. & long term debt
G. All other corporate short- term debt
H. Equity securities of brokers or dealers or parents of brokers or dealers
I. Investment company equity securities
J. All other equity securities       1       $35,286           $75
K. Other securities
L. Total assets of all series of     1       $35,286           $75
   registrant

For period ending 12/31/2003 If filing more than one
                  ----------
File number 811-1849 Page 51, "X":
            --------              ----

128. Is the timely payment of principal and interest on any of the * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
                                                                           -----

129. Is the issuer of any instrument covered in item 128 delinquent or * in default as to payment of principal or interest at the end of the current
      period?                                                         (Y/N)
                                                                           -----

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
      insurance or guarantees?                                        (Y/N)
                                                                           -----

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)    $229
                                        -----------
132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


       811-1849              811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-
       811-                  811-                       811-               811-

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 29th day of February, 2004.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


BY:  /s/ William J. Eckert                WITNESS: /s/ William Sues
         William J. Eckert                         William Sues
         Vice President                            Director, Separate Accounts